Dividends Per Share - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
Mar. 31, 2025 JPY (¥) ¥ / shares
Dividends 1 [abstract]
Proposed dividend, per share | ¥ / shares	¥ 62
Proposed dividend, total | ¥	¥ 240,203